REPORT OF
INDEPENDENT
REGISTERED
PUBLIC
ACCOUNTING
FIRM



Shareholders and
Board of Trustees
Copeland Trust
Conshohocken, PA


In planning and
performing our audits of
the financial statements
of Copeland Dividend
Growth Fund, Copeland
SMID Cap Dividend
Growth Fund and
Copeland International
Small Cap Fund, as of
and for the year ended
November 30, 2023, in
accordance with the
standards of the Public
Company Accounting
Oversight Board
(United States), we
considered their internal
control over financial
reporting, including
control activities for
safeguarding securities,
as a basis for designing
our auditing procedures
for the purpose of
expressing our opinion
on the financial
statements and to
comply with the
requirements of Form
N-CEN, but not for the
purpose of expressing
an opinion on the
effectiveness of the
Trusts internal control
over financial reporting.
Accordingly, we
express no such
opinion.

The management of the
Trust is responsible for
establishing and
maintaining effective
internal control over
financial reporting.  In
fulfilling this
responsibility, estimates
and judgments by
management are
required to assess the
expected benefits and
related costs of controls.
A companys internal
control over financial
reporting is a process
designed to provide
reasonable assurance
regarding the reliability
of financial reporting
and the preparation of
financial statements for
external purposes in
accordance generally
accepted accounting
principles.  A companys
internal control over
financial reporting
includes those policies
and procedures that (1)
pertain to the
maintenance of records
that, in reasonable
detail, accurately and
fairly reflect the
transactions and
dispositions of the
assets of the company;
(2) provide reasonable
assurance that
transactions are
recorded as necessary to
permit preparation of
financial statements in
accordance with
generally accepted
accounting principles,
and that receipts and
expenditures of the
company are being
made only in
accordance with
authorizations of
management and
directors of the
company; and (3)
provide reasonable
assurance regarding
prevention or timely
detection of
unauthorized
acquisition, use or
disposition of a
companys assets that
could have a material
effect on the financial
statements.

Because of inherent
limitations, internal
control over financial
reporting may not
prevent or detect
misstatements.  Also,
projections of any
evaluation of
effectiveness to future
periods are subject to
the risk that controls
may become inadequate
because of changes in
conditions, or that the
degree of compliance
with the policies or
procedures may
deteriorate.

A deficiency in internal
control over financial
reporting exists when
the design or operation
of a control does not
allow management or
employees, in the
normal course of
performing their
assigned functions, to
prevent or detect
misstatements on a
timely basis.  A material
weakness is a
deficiency, or
combination of
deficiencies, in internal
control over financial
reporting, such that
there is a reasonable
possibility that a
material misstatement
of the companys annual
or interim financial
statements will not be
prevented or detected
on a timely basis.









Our consideration of the
Trusts internal control
over financial reporting
was for the limited
purpose described in the
first paragraph and
would not necessarily
disclose all deficiencies
in internal control that
might be material
weaknesses under
standards established by
the Public Company
Accounting Oversight
Board (United States).
However, we noted no
deficiencies in the
Trusts internal control
over financial reporting
and its operation,
including controls for
safeguarding securities,
which we consider to be
material weaknesses, as
defined above, as of
November 30, 2023.

This report is intended
solely for the
information and use of
management,
Shareholders and Board
of Trustees of Copeland
Trust and the Securities
and Exchange
Commission, and is not
intended to be and
should not be used by
anyone other than these
specified parties.




	TAIT,
WELLER &
BAKER LLP
Philadelphia,
Pennsylvania
January 29, 2024




















             taitweller.com

Shareholders and Board of Trustees
Copeland Trust
Page Two